INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision (benefit) for income taxes consists of the following:

December 31,
	2014	2013
Current tax provision
Federal	$—	$—
State	—	—
	—	—
Deferred tax provision
Federal	—	—
State	—	—
	—	—
Income tax provision	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory tax rate to the effective tax rate is as follows:

	December 31,
	2014	2013
Statutory Federal income tax rate	35%	35%
State and local taxes net of Federal benefit	5.50%	5.50%
Permanent differences	(1.90)%	(1.24)%
Valuation allowance	(38.60)%	(39.26)%
Effective tax rate	0%	0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carry forwards	$53,634,000	$48,122,000
Research and development tax credit carry forwards	1,869,000	1,207,000
Change in fair value of options and warrants	—	—
Accrued expenses	—	96,000
Total deferred tax asset	55,503,000	49,425,000
Valuation allowance	(55,503,000)	(49,425,000)
	$—	$—